Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 582,231	R$ 59,979
Trade and other receivables	142,407	86,009
Derivative financial instruments	74	0
Tax assets	15,936	4,897
Prepayments	20,918	2,516
Other assets	4,493	1,285
Total current assets	766,059	154,686
Non-current assets
Tax assets	112	40
Prepayments	2,271	1,931
Other Assets	37	0
Interest earning bank deposits	7,005	2,227
Deferred tax assets	2,276	390
Property, plant and equipment.	15,732	12,495
Intangible assets and goodwill.	1,050,357	281,475
Total non-current assets	1,077,790	298,558
Total assets	1,843,849	453,244
Current liabilities
Loans and borrowings	64,415	56,197
Trade and other payables	144,424	100,036
Liabilities from acquisitions	176,069	53,520
Tax liabilities	15,736	8,898
Employee benefits	21,926	6,678
Lease liabilities	2,220	1,109
Deferred revenue	4,582	0
Taxes to be paid in installments	511	0
Total current liabilities	429,883	226,438
Non-current liabilities
Liabilities from aquisitions	60,220	40,228
Trade and other payables	936	201
Loans and borrowings	143,723	42,778
Employee benefits	0	1,151
Lease liabilities	2,038	1,649
Provisions for labor, tax and civil risks	1,369	2,267
Taxes to be paid in installments	722	0
Deferred tax liabilities	1,756	23,184
Total non-current liabilities	210,764	111,458
Equity
Capital	957,523	130,292
Reserves	226,599	5,454
Translation reserve	34,638	1,033
Accumulated Losses	(15,558)	(21,431)
Total equity	1,203,202	115,348
Total equity and liabilities	R$ 1,843,849	R$ 453,244